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                               CALAMOS INVESTMENTS
                               2020 Calamos Court
                           Naperville, Illinois 60563


                                 August 4, 2006





BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                            Calamos Investment Trust
                       1933 Act Registration No. 33-19228
                       1940 Act Registration No. 811-5443

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Calamos Investment Trust ( the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on July 31, 2006.

                                           Very truly yours,

                                           CALAMOS INVESTMENT TRUST


                                           /s/  Stathy Darcy
                                           ----------------------------
                                           By:  Stathy Darcy
                                           Its: Assistant Secretary